1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

October 19, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares, Inc. (the “Company”)

(Securities Act File No. 33-97598

Investment Company Act File No. 811-09102)

Post-Effective Amendment No. 509

Ladies and Gentlemen:

On behalf of the Company, we hereby transmit for filing under the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 509 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. The Amendment relates to the iShares MSCI Hong Kong ETF (the “Fund”), a series of the Company.

The Amendment is being filed to reflect the following material changes to the Fund’s prior annual update filing, Post-Effective Amendment No. 501, filed pursuant to Rule 485(b) under the Securities Act, which became effective on December 30, 2019: a change in the Fund’s underlying index as stated in the table below, along with corresponding changes to the Fund’s principal investment strategies, which will take effect on or around December 30, 2020. The Amendment also reflects other non-material changes as the Company deems appropriate. The Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act and will become effective 60 days after filing.

Current Underlying Index	New Underlying Index
MSCI Hong Kong Index	MSCI Hong Kong 25/50 Index

The Amendment follows the general format used by previous filings of the Company. As an example, the Amendment follows the format of Post-Effective Amendment No. 502, filed pursuant to Rule 485(a)(1) on December 20, 2019, relating to iShares J.P. Morgan EM Corporate Bond ETF, which was reviewed by the Staff and became effective on February 18, 2020. The Company notes that the Fund’s description of its investment objective, principal investment strategies, risk factors, and portfolio management is specific to the Fund. The Company also notes that the Amendment reflects certain updates that were made to reflect the implementation of Rule 6c-11 and are included in this submission pursuant to discussion with Deborah O’Neal-Johnson of the SEC staff on June 29, 2020.

NEW YORK    WASHINGTON    HOUSTON    PALO ALTO    SAN FRANCISCO    CHICAGO    PARIS    LONDON    FRANKFURT     BRUSSELS    MILAN    ROME

Securities and Exchange Commission

October 19, 2020

The operations of the Fund, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Company, we request that the Registration Statement be given selective review by the Staff.1

If you have any questions or need further information, please call me at (202) 303-1124.

Sincerely,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

cc:	Nick Cordell

George Rafal

Michael Gung

Jakob Edson

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).